Vessels, detail (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Movement in Property, Plant and Equipment [Roll Forward]
Vessels' cost, beginning balance	$ 284,108
Vessels' disposals	(11,409)
Vessels' cost, ending balance	272,699
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, beginning balance	(18,736)
Accumulated depreciation, vessels' disposals	1,929
Depreciation for the period	(4,850)
Accumulated depreciation, ending balance	(21,657)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels' net book value, beginning balance	265,372
Vessel's net book value, ending balance	$ 251,042